Supplemental information regarding the consolidated statements of operations	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplemental Information Regarding Consolidated Statements Of Operations
Supplemental information regarding the consolidated statements of operations
22.	Supplemental information regarding the consolidated statements of operations

a) Government assistance

For the year ended December 31, 2020, the Company recognized $7,199 and $597 of government grants in connection with the Canada Emergency Wage Subsidy program and the Canada Emergency Rent Subsidy program respectively, two new subsidies program created by the Government of Canada in 2020 in response to the COVID-19 pandemic that the Company benefits from. The Company also recognized research and development tax credits during the years ended December 31, 2020, 2019 and 2018. These grants were recorded as a reduction of salary expenses and other related charges and are recognized as follows in the consolidated statement of operations:

Year ended December 31	2020	2019	2018
Government grants recognized in cost of sales and other production expenses:
Salary subsidy	$682	$—	$—
Rent subsidy	49	—	—
	$731	$—	$—
Government grants recognized in research and development expenses:
Salary subsidy	$5,093	$—	$—
Rent subsidy	485	—	—
Research and development tax credits	1,758	572	3,175
	$7,336	$572	$3,175
Government grants recognized in administration, selling and marketing expenses:
Salary subsidy	$1,457	$—	$—
Rent subsidy	63	—	—
	$1,520	$—	$—

b) Finance costs

Year ended December 31	2020	2019	2018
Interest accretion on long-term debt	$2,209	$7,874	$18,856
Amortization of fees for credit facility	—	10	2,625
Financing fees on warrant liability	709	—	—
Other interest expense, transaction and bank fees	485	594	886
Interest expense on lease liabilities	6,030	7,068	—
Interest income	(451)	(753)	(307)
	$8,982	$14,793	$22,060

The table above includes financing costs from continuing and discontinued operations. Financing costs from discontinued operations for the year ended December 31, 2019 were $737 and mainly represented interest expense on lease liabilities (19$ for the year ended December 31, 2018) (note 6).

c) Employee compensation expense

Year ended December 31	2020	2019	2018
Wages and salaries	$32,410	$48,846	$46,775
Employer's benefits	5,443	8,263	8,377
Share-based payments expense	6,234	22,030	6,722
	$44,087	$79,139	$61,874